Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jan. 31, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	CITIGROUP INC
Entity Central Index Key	0000831001
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 142.6
Entity Common Stock, Shares Outstanding		3,033,851,309
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY